Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) (Parenthetical)	Dec. 31, 2020 USD ($)
Guaranteed by a $ 0.2 million restricted bank time deposit [Member]
Restricted bank time deposit	$ 200,000